INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Deferred tax assets, current:
Tax loss carry forwards		59,792	18,586
Deductible temporary differences related to:
rental expenses		5,494	4,520
pre-operating expenses		4,374	5,958
deferred revenue, current		47,169	43,876
accruals for customer reward program		8,387	5,453
others		9,490	7,402
Valuation allowance		(5,021)	(6,956)
Total deferred tax assets, current	20,901	129,685	78,839
Deferred tax assets, non-current:
Tax loss carry forwards		244,012	206,999
Deductible temporary differences related to:
rental expenses		240,145	229,432
pre-operating expenses		6,440	6,667
deferred revenue, non current		12,707	12,779
unfavorable lease related to acquisitions		82,172	83,640
impairment loss of property and equipment		9,106	4,939
others		3,509	3,761
Valuation allowance		(163,244)	(140,653)
Total deferred tax assets, non-current	70,085	434,847	407,564
Total deferred tax assets		564,532	486,403
Deferred tax liabilities, current:
Withholding tax for profit distribution		60,764	52,155
Deferred tax liabilities, non-current:
Recognition of intangible assets related to the acquisition of Motel 168 and Fairlyland		271,614	265,400
Other taxable temporary differences		20,961	18,122
Total deferred tax liabilities, non-current	47,155	292,575	283,522
Total deferred tax liabilities		353,339	335,677